Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables

	As at March 31
Particulars	2024	2025
Trade and other receivables, net of provision	83,116	129,201
Security deposits, net of provision	9,804	12,148
Interest accrued	6,453	8,458
Due from employees	273	215
Total	99,646	150,022

Non-current	7,696	8,879
Current	91,950	141,143
Total	99,646	150,022